Intangible assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities - Intangible assets, Favorable Lease

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2019	$83,716	$(80,550)	$3,166
Additions/ (Amortization)	—	(1,166)	(1,166)
Favorable lease terms December 31, 2020	$83,716	$(81,716)	$2,000
Additions/ (Amortization)	112,138	(13,716)	98,422
Favorable lease terms December 31, 2021	$195,854	$(95,432)	$100,422
Additions/ (Amortization)	15,790	(37,496)	(21,706)
Favorable lease terms December 31, 2022	$211,644	$(132,928)	$78,716

Intangible Assets and Liabilities - Aggregate Amortization of Intangible Assets
Year	Amount
2023	$18,286
2024	18,120
2025	14,251
2026	8,215
2027	4,982
2028 and thereafter	14,862
Total	$78,716

Intangible Assets and Liabilities - Intangible Assets, Unfavorable Lease

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2021	$231,019	$(108,538)	$122,481
Additions/ (Amortization)	388	(74,963)	(74,575)
Unfavorable lease terms December 31, 2022	$231,407	$(183,501)	$47,906

Intangible Assets and Liabilities - Amortization of Unfavorable Lease Terms
	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Unfavorable lease terms	$74,963	$108,538	$—
Total	$74,963	$108,538	$—

Intangible Assets and Liabilities - Aggregate Amortization of Intangible Liabilities
Year	Amount
2023	$19,922
2024	12,718
2025	11,680
2026	3,586
2027 and thereafter	—
Total	$47,906